Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 26,705	$ 29,419
Other revenue	(38)	356
Consolidated sales revenue	$ 26,667	$ 29,775	[1]
Percentage of entity's revenue (less than)	100.00%	100.00%
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 16,319	$ 17,547
Other revenue	12	91
Consolidated sales revenue	16,331	17,638
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	6,194	7,321
Other revenue	(45)	298
Consolidated sales revenue	6,149	7,619
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	1,695	1,702
Other revenue	(6)	(38)
Consolidated sales revenue	1,689	1,664
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	1,246	1,233
Other revenue	(1)	(3)
Consolidated sales revenue	1,245	1,230
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	236	322
Other revenue	3	9
Consolidated sales revenue	239	331
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	250	465
Other revenue	0	0
Consolidated sales revenue	250	465
Other products
Disclosure of products and services [line items]
Revenue from contracts with customers	765	829
Other revenue	(1)	(1)
Consolidated sales revenue	$ 764	$ 828
Percentage of entity's revenue (less than)	15.00%

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.